Share-Based Payments - Schedule of Number of Shares and Weighted Average Exercise Prices and Movements of Share Awards (Details) pure in Thousands	6 Months Ended
	Jun. 30, 2025 $ / shares		Jun. 30, 2024 $ / shares
Share-Based Payments [Abstract]
Number of options, Beginning balance	13,866		11,744
Weighted average exercise price per share award, Beginning balance	$ 4.36		$ 3.65
Weighted average fair value per share award, Beginning balance	$ 18.41		$ 23.04
Number of options, Granted	915		1,276
Weighted average exercise price per share award, Granted	$ 14.93		$ 6.53
Weighted average fair value per share award, Granted	$ 11.94		$ 5.78
Number of options, Exercised during the period	(536)	[1]	(168)	[1]
Weighted average exercise price per share award, Exercised during the period	$ 3.11	[1]	$ 3.61	[1]
Weighted average fair value per share award, Exercised during the period	$ 22.14	[1]	$ 21.83	[1]
Number of options, Forfeited	(79)		(95)
Weighted average exercise price per share award, Forfeited	$ 5.27		$ 3.86
Average fair value per share award, Forfeited	$ 17.68		$ 17.61
Number of options, Ending balance	14,166		12,757
Weighted average exercise price per share award, Ending balance	$ 5.09		$ 3.94
Weighted average fair value per share award, Ending balance	$ 17.86		$ 21.37
Number of options, Vested and exercisable	7,139		6,950
Weighted average exercise price per share award, Vested and exercisable	$ 3.74		$ 3.63
Weighted average fair value per share award, Vested and exercisable	$ 22.99		$ 23.63

[1]	The total proceeds received from the exercised shares under the 2023 plan during the periods ended June 30, 2025 and 2024 were approximately US$1.7 million and US$0.6 million, respectively.